Financial instruments and related risk management (Liquidity Risk Tables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	$ 1,901,557	$ 2,053,773
Contractual cash flows	1,908,190
Total interest payments on long-term debt	245,980
Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	887,039
Total interest payments on long-term debt	41,590
Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	411,869
Total interest payments on long-term debt	71,380
Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,950
Total interest payments on long-term debt	59,580
Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	606,332
Total interest payments on long-term debt	73,430
Accounts Payable And Accrued Liabilities [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	871,355
Contractual cash flows	871,355
Accounts Payable And Accrued Liabilities [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	871,355
Accounts Payable And Accrued Liabilities [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable And Accrued Liabilities [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable And Accrued Liabilities [Member] | Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	996,348
Contractual cash flows	1,000,000
Long-Term Debt [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	400,000
Long-Term Debt [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member] | Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	600,000
Foreign currency contracts [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	17,244
Contractual cash flows	17,244
Foreign currency contracts [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	11,589
Foreign currency contracts [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	5,655
Foreign currency contracts [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Foreign currency contracts [Member] | Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Interest rate swap contracts [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	1,677
Contractual cash flows	1,677
Interest rate swap contracts [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	756
Interest rate swap contracts [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	921
Interest rate swap contracts [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Interest rate swap contracts [Member] | Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Lease Obligation [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	14,933
Contractual cash flows	17,914
Lease Obligation [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	3,339
Lease Obligation [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	5,293
Lease Obligation [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,950
Lease Obligation [Member] | Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	6,332
Unsecured revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,000,000
Committed and outstanding	0
Available borrowing facility	1,000,000
Letter of credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,793,917
Committed and outstanding	1,529,574
Available borrowing facility	$ 264,343